Long-Term Debt (Summary of changes in liabilities arising from financing activities) (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	$ 0	$ 500,000,000
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	750,000,000	0
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	750,000,000	750,000,000
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	450,000,000	450,000,000
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	212,000,000	212,000,000
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	401,000,000	401,000,000
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	489,000,000	489,000,000
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	750,000,000	750,000,000
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500,000,000	500,000,000
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	750,000,000	0
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	120,000,000	120,000,000
Notes Issued Two Thousand Twenty Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	$ 1,500,000,000	$ 1,000,000,000